Lease liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Summary of non-current and current portion of the lease liabilities

The non-current and current portion of the lease liabilities as at December 31, 2025 and 2024 is as follows:

	31/12/25	31/12/24
Non-current portion of the lease liabilities	39,963	47,400
Current portion of the lease liabilities	9,480	10,350
Total	49,443	57,750

Summary of Changes in Carrying Amount of Lease Liabilities

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2025 and 2024 are reported in the following tables.

	31/12/25	31/12/24
Balance at beginning of year	57,750	62,327
Additions for new leases	10,313	5,215
Interest expenses	3,286	3,810
Lease payments	(12,768)	(14,098)
Disposal of leases	(5,301)	(1,911)
Adjustments due to remeasurements	45	43
Adjustments due to modifications	243	9
Effect of translation adjustments	(4,125)	2,356
Balance at end of year	49,443	57,750

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2025 and 2024 are reported in the tables below.

	31/12/25	31/12/24
Less than one year	11,788	13,629
One to five years	32,076	39,294
More than five years	12,033	17,970
Total undiscounted lease liabilities	55,897	70,893